Derivatives and Concentration of Credit Risk Derivatives and Concentration of Credit Risk - Fair Values and Gains (Losses) (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DerivativeGainLoss [Line Items]
Net gain (loss) on derivatives		$ (210)	$ (106)	$ 116	$ 203	$ (148)	$ 38	$ (154)	$ 57	$ 3	$ (207)	$ 418
Derivative, Cash Received on Hedge										4	302	617
Energy Related Derivative
DerivativeGainLoss [Line Items]
Net gain (loss) on derivatives	[1]									3	(207)	438
Derivative, Cash Received on Hedge										4	301	650
Derivatives Related to Physical Marketing Agreements
DerivativeGainLoss [Line Items]
Net gain (loss) on derivatives	[2]									0	$ 0	(20)
Derivative, Cost of Hedge										$ 1		$ 33

[1]	(a)Includes settlements totaling $4 million, $301 million and $650 million for the years ended December 31, 2017, 2016 and
[2]	(b)Includes settlements totaling $1 million for the year ended December 31, 2016 and payments totaling less than $1 million and $33 million for the years ended December 31, 2017 and 2015, respectively.